[GRAPHIC OMITTED]



--------------------------------------------------------------------------------
Semiannual Report April 30, 2002

Oppenheimer
Multi-Sector Income Trust


[GRAPHIC OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


FUND OBJECTIVE
Oppenheimer Multi-Sector Income Trust is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with the preservation of capital. The Fund's secondary investment objective is capital appreciation.


    CONTENTS

 1  Letter to Shareholders

 3  An Interview with Your Fund's Managers

 6  Financial Statements

42  Officers and Trustees




  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder,




2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.

   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.


[PHOTO OMITTED]
JOHN V. MURPHY
President
Oppenheimer
Multi-Sector Income Trust





1     OPPENHEIMER MULTI-SECTOR INCOME TRUST

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.

   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

   I thank you for your continued support and confidence. I hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And I look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/ JOHN V. MURPHY

John V. Murphy
May 21, 2002




THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2     OPPENHEIMER MULTI-SECTOR INCOME TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q
HOW DID OPPENHEIMER MULTI-SECTOR INCOME TRUST PERFORM OVER THE SIX-MONTH PERIOD THAT ENDED APRIL 30, 2002?
A. We are pleased with the Fund's performance in a highly volatile investment environment. In fact, we believe the period confirmed the value of the multi-sector approach to fixed-income investing, as the strong performance of emerging markets securities and domestic mortgage-backed securities more than offset continued weakness among high-yield corporate bonds. With recent economic data suggesting that an economic recovery has begun, we are increasingly optimistic that high-yield bonds are poised for a rebound.

HOW HAVE RECENT ECONOMIC EVENTS AFFECTED THE BOND MARKETS' PERFORMANCE?
When the period began on November 1, 2001, the U.S. economy was in recession. Consumers stopped spending in the wake of September 11, and businesses postponed plans for expansion and investment. In this uncertain environment, many central banks, led by the U.S. Federal Reserve Board, continued to reduce short-term interest rates aggressively. These moves benefited Treasury securities, but hurt other areas of the bond market. For example, mortgage-backed securities suffered in late 2001 when a record number of homeowners refinanced their mortgages, and high-yield corporate bonds generally remained depressed in a recessionary environment. Many emerging-markets foreign bonds experienced weakness when their export markets became less certain and Argentina defaulted on its sovereign debt.
   When signs began to appear in early 2002 that economic deterioration had stopped, investors began to look ahead to an economic recovery. And when the Fed kept interest rates stable


PORTFOLIO MANAGEMENT
TEAM
Caleb Wong
Art Steinmetz





3     OPPENHEIMER MULTI-SECTOR INCOME TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


in late January 2002, mortgage rates began to move higher and refinancing activity fell. As a result, mortgage-backed securities rallied strongly. Similarly, because Argentina's financial problems did not spread, and a potential economic recovery held positive implications for exports, emerging-markets bonds rebounded sharply. However, the high-yield corporate bond market did not improve as well, primarily because of persistent weakness among telecommunications companies, which comprise the market's largest single industry group.
   In March, the Fed suggested that the economy was recovering and left interest rates unchanged, which many investors interpreted as a signal that the Fed's rate-cutting campaign was finally over. Data suggesting renewed economic strength accumulated through the end of the reporting period, providing modest levels of support for high-yield bond prices.

HOW WAS THE FUND MANAGED IN THIS ENVIRONMENT?
During the period, we generally emphasized mortgage-backed securities, emerging-markets bonds and high-yield securities throughout the reporting period. On the other hand, because of their unattractively low yields, we maintained relatively light exposure to U.S. and developed-market foreign government securities.
   Emerging-markets bonds contributed positively to the Fund's performance during the six-month period. Within that area, our security selection decisions particularly benefited performance. We held no Argentina bonds, so the Fund was spared most of the direct effects of that nation's default. At the same time, many of our holdings of Russian bonds gained value as the Russian oil industry increased its global market share, largely at the expense of the major OPEC oil-producing countries. While the Fund's mortgage-backed securities holdings hurt performance early in the reporting period, they later helped as the risk of prepayments waned.



4     OPPENHEIMER MULTI-SECTOR INCOME TRUST

HOW DID THE FUND'S TACTICAL ASSET ALLOCATION MODELS INFLUENCE THE FUND'S PERFORMANCE?
The Fund's use of forecasting models boosted its returns significantly over the six-month period. These statistical models influence the way we position the Fund relative to three factors: interest rates, credit risk and currency fluctuations. At the start of the reporting period, the models correctly suggested a relatively aggressive posture with respect to interest rates and credit risk. In the period's latter half, the models' recommendations had changed, and the Fund benefited from a generally defensive positioning of its duration management and credit risk strategies. The models' recommendations with respect to currency exchange rates--which fluctuated greatly during the period-- had little influence on the Fund's overall performance.

WHAT IS YOUR OUTLOOK FOR THE FORESEEABLE FUTURE?
Our outlook is optimistic. We believe that high-yield corporate bonds generally represent attractive values after a prolonged period of weakness. In the early stages of economic recovery, we've already seen some firming of high-yield bond prices. And as the economic recovery gathers strength, we expect investors to become more comfortable assuming credit risk.
   We are also encouraged by the long-term prospects for emerging-market bonds, which we believe should benefit from improving export activity. Over the near term, however, we may see this market pull back as it consolidates recent gains, and we have positioned the Fund accordingly.
   In the meantime, we believe the high-yield corporate and emerging markets sectors should continue to produce highly competitive yields, while U.S. and foreign government securities should provide some income and a higher degree of price stability. This diversified approach to the global bond markets is an important element of what makes Oppenheimer Multi-Sector Income Trust part of THE RIGHT WAY TO INVEST.



INVESTMENT BREAKDOWN(1)
(AS OF 4/30/02)


[GRAPHIC OMITTED]


_ Asset-Backed    45.1%
_ Corporate       26.6
_ International   17.7
_ Money Market     5.8
_ U.S.
  Government       3.7
_ Convertible      1.1


1. Portfolio composition is subject to change. Chart is based on total market value of investments.


5     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  April 30, 2002 / Unaudited
----------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 U.S. GOVERNMENT SECTOR--5.0%
----------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--5.0%
 U.S. Treasury Bonds:
 8.75%, 5/15/17                                          $  800,000    $ 1,053,250
 STRIPS, 5.99%, 11/15/18(1,2)                               300,000        112,667
----------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 5.875%, 2/15/04(3)                                       1,140,000      1,195,843
 6.50%, 2/15/10                                           4,620,000      5,065,581
 6.75%, 5/15/05                                           1,140,000      1,234,140
 7%, 7/15/06                                              3,300,000      3,636,834
                                                                       -----------
 Total U.S. Government Sector (Cost $12,232,928)                        12,298,315
                                                             SHARES
----------------------------------------------------------------------------------
 CONVERTIBLE SECTOR--1.4%
----------------------------------------------------------------------------------
 PREFERRED STOCKS--1.0%
 Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.    4,000        218,800
----------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(4)                         1,048        809,580
 13% Sr. Exchangeable, Non-Vtg.(4)                              440        366,300
----------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable,
 Non-Vtg.(4,5,6)                                                249             25
----------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
 Series B, Non-Vtg.(5,6)                                      4,000         53,000
----------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable,
 Non-Vtg.(4,5)                                                4,210             --
----------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
 Exchangeable, Non-Vtg.(4,5,6)                                3,031            379
----------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr.
 Exchangeable, Non-Vtg.(4,5)                                     31        287,525
----------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum. Sr., Series B,
 Non-Vtg.(4)                                                    102         44,370
----------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum.,
 Series A(5,6)                                                5,750        645,437
                                                                       -----------
                                                                         2,425,416

                                                              UNITS
----------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.4%
 CellNet Data Systems, Inc. Wts., Exp. 10/1/07(5,6)             404              4
----------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(5,6)                                            6,054             --
 Exp. 1/23/03(5,6)                                            3,456             --
 Exp. 9/1/04(5,6)                                            10,150             --
----------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10(5,6)                         300              3
----------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07(5,6)              600              6
----------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08(5,6)        800             --
----------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05(5,6)           700              7
----------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07(5,6)                          400             54
----------------------------------------------------------------------------------
 Grove Investors, Inc., Tranche A Wts., Exp. 9/14/08(6)         864              -
----------------------------------------------------------------------------------
 Grove Investors, Inc., Tranche B Wts., Exp. 9/14/08(6)         864              -
----------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10(5,6)                    1,000         30,125
----------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05(5,6)             4,125             41



6     OPPENHEIMER MULTI-SECTOR INCOME TRUST


                                                                      MARKET VALUE
                                                              UNITS     SEE NOTE 1
----------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES Continued
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06(6)                                              6,035    $       181
 Exp. 5/16/06(6)                                                  9              1
----------------------------------------------------------------------------------
 In-Flight Phone Corp. Wts., Exp. 8/31/02(5,6)                  900             --
----------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(5,6)                          720              7
----------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(5,6)             920             46
----------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10(5,6)      400            250
----------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(5,6)      400             --
----------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(5,6)      975             10
----------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(5,6)            700              7
----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co. Wts., Exp. 6/5/03(6)       91,275      1,015,699
----------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10(5,6)                           500          2,062
----------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10(6)                  6,738         47,503
----------------------------------------------------------------------------------
 Protection One, Inc. Wts., Exp. 6/30/05(5,6)                 6,400             --
----------------------------------------------------------------------------------
 Republic Technologies International LLC Wts.,
 Exp. 7/15/09(5,6)                                              200              2
----------------------------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08(5,6)           500            253
                                                                       -----------
                                                                         1,096,261
                                                                       -----------
 Total Convertible Sector (Cost $4,785,314)                              3,521,677
                                                             SHARES
----------------------------------------------------------------------------------
 CORPORATE SECTOR--35.5%
----------------------------------------------------------------------------------
 COMMON STOCKS--0.1%
----------------------------------------------------------------------------------
 Aurora Foods, Inc.(5,6)                                      5,313         15,780
----------------------------------------------------------------------------------
 Capital Gaming International, Inc.(5,6)                         18             --
----------------------------------------------------------------------------------
 Covad Communications Group, Inc.(6)                          6,198         12,457
----------------------------------------------------------------------------------
 Grove Investors, Inc.(6)                                     3,111             --
----------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.(6)                   24,061         64,965
----------------------------------------------------------------------------------
 Orbital Sciences Corp.(6)                                      892          5,950
----------------------------------------------------------------------------------
 Pioneer Cos., Inc.(6)                                        5,655          9,189
----------------------------------------------------------------------------------
 Star Gas Partners LP                                           220          4,237
----------------------------------------------------------------------------------
 WRC Media Corp.(5,6)                                           676              7
                                                                       -----------
                                                                           112,585

                                                          PRINCIPAL
                                                             AMOUNT

----------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--35.2%
----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--10.7%
----------------------------------------------------------------------------------
 AUTO COMPONENTS--0.5%
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(6,7) $  700,000             --
----------------------------------------------------------------------------------
 Collins & Aikman Corp., 10.75% Sr. Nts., 12/31/11(8)       200,000        210,000
----------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub.
 Nts., 2/15/10(8)                                           200,000        210,500
----------------------------------------------------------------------------------
 Dura Operating Corp., 9% Sr. Unsec. Sub. Nts.,
 Series D, 5/1/09                                           600,000        613,500
----------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12(8)               200,000        207,750
                                                                       -----------
                                                                         1,241,750



7     OPPENHEIMER MULTI-SECTOR INCOME TRUST


STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.5%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08        $  400,000    $   169,000
----------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11              250,000        263,750
----------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Nts., 4/15/12(8)                  200,000        209,250
----------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory
 Nts., 8/1/1995(5,6,7)                                        5,500             --
----------------------------------------------------------------------------------
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07            435,000        432,825
----------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc.,
 9.50% Sr. Sub. Nts., 4/1/09(8)                             200,000        212,750
----------------------------------------------------------------------------------
 Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/03(6,7)      300,000          1,500
----------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07        500,000        528,000
----------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts.,
 3/15/12(8)                                                 200,000        206,000
----------------------------------------------------------------------------------
 Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/07                                           500,000        553,750
----------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11    1,100,000      1,152,250
----------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8.375% Sr. Sub. Nts., 7/1/11                               400,000        412,000
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                         500,000        522,500
----------------------------------------------------------------------------------
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts.,
 3/15/10                                                    300,000        301,500
----------------------------------------------------------------------------------
 Premier Parks, Inc., 0%/10% Sr. Disc. Nts., 4/1/08(9)      500,000        492,500
----------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12(8)   200,000        204,500
----------------------------------------------------------------------------------
 Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07        300,000        313,800
----------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25%
 Mtg. Nts., 11/15/04                                        200,000        213,750
                                                                       -----------
                                                                         6,189,625

----------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.3%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12(8)        300,000        307,125
----------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                    400,000        276,000
----------------------------------------------------------------------------------
 D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10            500,000        527,500
----------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub.
 Nts., 4/1/12(8)                                            300,000        293,250
----------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                             500,000        513,750
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                        500,000        525,000
----------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05        400,000        413,000
----------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12       100,000        102,000
----------------------------------------------------------------------------------
 WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12(8)     200,000        202,000
                                                                       -----------
                                                                         3,159,625

----------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.3%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
 5/1/08(9)                                                  750,000        648,750
----------------------------------------------------------------------------------
 MEDIA--5.0%
 Adelphia Communications Corp.:
 8.125% Sr. Nts., Series B, 7/15/03(7)                      250,000        226,250
 8.375% Sr. Nts., Series B, 2/1/08(7)                       100,000         80,000
 9.875% Sr. Nts., Series B, 3/1/07(7)                       300,000        250,875
 10.25% Sr. Unsec. Nts., 11/1/06(7)                         200,000        172,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11(7)                    500,000        420,000
 10.875% Sr. Unsec. Nts., 10/1/10(7)                        100,000         87,000


8     OPPENHEIMER MULTI-SECTOR INCOME TRUST


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 MEDIA Continued
 AMC Entertainment, Inc., 9.50% Sr. Unsec.
 Sub. Nts., 2/1/11                                       $  500,000    $   505,000
----------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts.,
 4/15/09(8)                                                 200,000        209,000
----------------------------------------------------------------------------------
 Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts.,
 Series B, 6/15/07(1)                                       700,000        734,125
----------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter
 Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(9)                  200,000        140,000
 10% Sr. Nts., 4/1/0(9)                                     100,000         95,500
 10.75% Sr. Unsec. Nts., 10/1/09                          1,500,000      1,485,000
 11.125% Sr. Unsec. Nts., 1/15/11                           400,000        396,000
----------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10(6,7)     300,000         52,875
----------------------------------------------------------------------------------
 Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts.,
 7/1/08                                                     500,000        541,250
----------------------------------------------------------------------------------
 EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts.,
 10/1/07                                                    750,000        808,125
----------------------------------------------------------------------------------
 EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09         500,000        523,750
----------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts.,
 Series B, 3/15/09                                          600,000        617,250
----------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub.
 Nts., 3/15/09(8)                                           100,000        102,625
----------------------------------------------------------------------------------
 Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11     1,000,000        805,000
----------------------------------------------------------------------------------
 Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07       500,000        523,125
----------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec.
 Nts., 1/15/13                                              700,000        707,000
----------------------------------------------------------------------------------
 Penton Media, Inc., 10.375% Sr. Unsec. Sub.
 Nts., 6/15/11                                              250,000        198,750
----------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts.,
 Series B, 7/1/11                                           200,000        211,250
----------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12(8)                             1,000,000      1,020,000
 8.75% Sr. Sub. Nts., 12/15/11(8)                           300,000        316,500
----------------------------------------------------------------------------------
 Six Flags, Inc., 8.875% Sr. Nts., 2/1/10(8)                250,000        255,000
----------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec.
 Sub. Nts., 11/1/09                                         300,000        318,750
----------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning
 Corp., 12.75% Sr. Sub. Nts., 11/15/09                      300,000        313,500
----------------------------------------------------------------------------------
 Young Broadcasting, Inc., 8.50% Sr. Unsec.
 Nts., 12/15/08(8)                                          200,000        209,000
                                                                       -----------
                                                                        12,324,500

----------------------------------------------------------------------------------
 MULTILINE RETAIL--0.2%
 Saks, Inc., 9.875% Nts., 10/1/11                           400,000        428,000
----------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.7%
 CSK Auto, Inc., 12% Sr. Nts., 6/15/06(8)                   500,000        537,500
----------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                 500,000        482,500
----------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Sub. Nts.,
 3/15/12(8)                                                 200,000        209,500
----------------------------------------------------------------------------------
 United Rentals (North America), Inc., 10.75% Sr. Unsec.
 Nts., 4/15/08                                              500,000        552,500
----------------------------------------------------------------------------------
 United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts.,
 Series B, 1/15/09                                          100,000        103,000
                                                                       -----------
                                                                         1,885,000

----------------------------------------------------------------------------------
 TEXTILES & APPAREL--0.2%
 Consoltex Group, Inc., 1.65% Sr. Sub. Nts.,
 1/31/09(4,5)                                               366,300         20,605
----------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08         300,000        292,500


9     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 TEXTILES & APPAREL Continued
 Polymer Group, Inc., 8.75% Sr. Sub. Nts., 3/1/08(6,7)   $  500,000    $   175,000
----------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10(8)                   100,000        103,500
                                                                       -----------
                                                                           591,605

----------------------------------------------------------------------------------
 CONSUMER STAPLES--1.6%
----------------------------------------------------------------------------------
 BEVERAGES--0.1%
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts.,
 1/15/12                                                    100,000        103,000
----------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts.,
 Series B, 2/1/05                                           300,000        240,750
                                                                       -----------
                                                                           343,750

----------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.7%
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08                            200,000        211,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07            300,000        309,750
----------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125%
 Sr. Nts., 12/15/11                                         250,000        264,375
----------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts. 10/15/07          775,000        685,875
----------------------------------------------------------------------------------
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12(8)      200,000        208,750
                                                                       -----------
                                                                         1,679,750

----------------------------------------------------------------------------------
 FOOD PRODUCTS--0.3%
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B,
 7/1/08                                                     300,000        288,750
----------------------------------------------------------------------------------
 Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub.
 Nts., 2/15/08                                              400,000        402,000
                                                                       -----------
                                                                           690,750

----------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.5%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                  600,000        570,000
----------------------------------------------------------------------------------
 Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts.,
 Series B, 11/15/07                                         400,000        203,000
----------------------------------------------------------------------------------
 Johnsondiversey, Inc., 9.625% Sr. Sub. Nts., 5/15/12(8)    100,000        103,875
----------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec.
 Nts., 12/1/05(8)                                           500,000        502,500
----------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub.
 Nts., 7/1/08(5,6,7)                                        400,000             --
                                                                       -----------
                                                                         1,379,375

----------------------------------------------------------------------------------
 ENERGY--2.7%
----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.8%
 Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08         100,000         99,500
----------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts.,
 Series B, 2/15/08(5)                                       380,000        267,900
----------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625%
 Sr. Nts., 8/1/08                                           750,000        787,500
----------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09       100,000        103,500
----------------------------------------------------------------------------------
 Universal Compression Holdings, Inc., 0%/9.875% Sr.
 Disc. Nts., 2/15/08(9)                                     700,000        689,500
                                                                       -----------
                                                                         1,947,900



10     OPPENHEIMER MULTI-SECTOR INCOME TRUST


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 OIL & GAS--1.9%
 Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11 $  300,000    $   301,500
----------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14(8)                200,000        197,000
----------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09(5)           600,000        642,750
----------------------------------------------------------------------------------
 Magnum Hunter Resources, Inc., 9.60% Sr. Nts.,
 3/15/12(8)                                                 200,000        211,000
----------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 9.125% Unsec.
 Unsub. Nts., 10/13/10(1)                                 1,545,000      1,699,500
----------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12     200,000        201,000
----------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B,
 5/15/07                                                    300,000        312,000
----------------------------------------------------------------------------------
 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08          800,000        532,000
----------------------------------------------------------------------------------
 Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07           535,000        556,400
----------------------------------------------------------------------------------
 Swift Energy Co., 9.375% Sr. Unsec. Sub. Nts., 5/1/12      100,000        102,500
----------------------------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                  100,000        101,250
                                                                       -----------
                                                                         4,856,900

----------------------------------------------------------------------------------
 FINANCIALS--2.6%
----------------------------------------------------------------------------------
 BANKS--0.3%
 Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds,
 Series A,12/29/49(8,10)                                    500,000        410,418
----------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs.,
 5/15/12                                                    300,000        303,000
                                                                       -----------
                                                                           713,418

----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--1.0%
 AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06           300,000        315,000
----------------------------------------------------------------------------------
 AMRESCO, Inc., 9.875% Sr. Sub. Nts.,
 Series 98-A, 3/15/05(6,7)                                  400,000        110,000
----------------------------------------------------------------------------------
 AP Holdings, Inc., 0%/11.25% Sr. Disc.
 Nts., 3/15/08(5,9)[ARP]                                    150,000         11,250
----------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09             600,000        216,000
----------------------------------------------------------------------------------
 Fuji JGB Investment LLC, 9.87% Non-Cum. Bonds,
 Series A, 12/31/49(8,10)                                   775,000        640,943
----------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79%
 Bonds, 12/29/49(8,10)                                      780,000        611,238
----------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts.,
 12/15/09(8)                                                250,000        250,000
----------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07    250,000        286,250
                                                                       -----------
                                                                         2,440,681

----------------------------------------------------------------------------------
 REAL ESTATE--1.3%
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec.
 Sub. Nts., 6/15/11                                         250,000        236,875
----------------------------------------------------------------------------------
 Corrections Corp. of America, 9.875% Sr. Nts.,
 5/1/09(8,11)                                               100,000        103,750
----------------------------------------------------------------------------------
 Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                  285,000        292,838
----------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07(8)               400,000        424,500
----------------------------------------------------------------------------------
 IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08      250,000        255,500
----------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 9% Sr. Nts., 1/15/08                                       200,000        205,000
 9.125% Sr. Nts., 1/15/11                                   400,000        413,000
 9.125% Sr. Unsec. Nts., 1/15/11(8)                         300,000        309,750
----------------------------------------------------------------------------------
 MeriStar Hospitality Operating Partnership/Finance
 Corp. II, 10.50% Sr. Nts., 6/15/09(8)                      300,000        324,000



11     OPPENHEIMER MULTI-SECTOR INCOME TRUST


STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 REAL ESTATE Continued
 Saul (B.F.) Real Estate Investment Trust,
 9.75% Sr. Sec. Nts., Series B, 4/1/08                   $  700,000    $   700,000
----------------------------------------------------------------------------------
 Ventas Realty LP/Capital Appreciation Corp., 9%
 Sr. Nts., 5/1/12(8)                                        100,000        102,750
                                                                       -----------
                                                                         3,367,963

----------------------------------------------------------------------------------
 HEALTH CARE--1.7%
----------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
 Fisher Scientific International, Inc.:
 8.125% Sr. Sub. Nts., 5/1/12(8)                            200,000        202,500
 9% Sr. Unsec. Sub. Nts., 2/1/08                            185,000        193,325
----------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec.
 Sub. Nts., 8/1/11                                          400,000        423,000
                                                                       -----------
                                                                           818,825

----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.4%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10(8)              200,000        207,000
----------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875%
 Nts., 2/1/08                                               600,000        604,500
----------------------------------------------------------------------------------
 Magellan Health Services, Inc., 9% Sr. Sub.
 Nts., 2/15/08                                              550,000        470,250
----------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Sub.
 Nts., 4/1/12(8)                                            200,000        210,000
----------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts.,
 Series B, 5/1/09                                         1,500,000      1,608,750
----------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12(8)         200,000        197,250
                                                                       -----------
                                                                         3,297,750

----------------------------------------------------------------------------------
 INDUSTRIALS--5.6%
----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--0.5%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec.
 Sub. Nts., 5/15/11                                         200,000        213,000
----------------------------------------------------------------------------------
 BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11    200,000        191,000
----------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec.
 Sub. Nts., Series B, 9/30/08                               800,000        740,000
                                                                       -----------
                                                                         1,144,000

----------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.1%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08                                    200,000        155,000
 9.375% Sr. Unsec. Nts., 11/15/06                           300,000        231,000
                                                                       -----------
                                                                           386,000

----------------------------------------------------------------------------------
 AIRLINES--0.8%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05(5)  1,000,000        665,000
----------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04(5)                 1,450,000      1,225,250
                                                                       -----------
                                                                         1,890,250




12     OPPENHEIMER MULTI-SECTOR INCOME TRUST


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.3%
 Associated Materials, Inc., 9.75% Sr. Sub.
 Nts., 4/15/12(8)                                        $  100,000    $   103,625
----------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                   300,000        307,875
 9.25% Sr. Nts., Series B, 3/15/07                          300,000        308,625
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                       100,000        102,250
                                                                       -----------
                                                                           822,375

----------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.9%
 Allied Waste North America, Inc.:
 8.50% Sr. Sub. Nts., 12/1/08                               500,000        510,000
 8.875% Sr. Nts., Series B, 4/1/08                        1,000,000      1,037,500
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                 500,000        516,250
----------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts.,
 11/1/09(5)                                                 300,000        325,500
----------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B,
 12/1/07                                                    200,000        105,000
----------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                 600,000        621,000
----------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr.
 Sub. Nts., 8/1/07(5)                                       600,000        453,000
----------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub.
 Nts., 2/15/09                                              250,000        248,750
----------------------------------------------------------------------------------
 Mail-Well, Inc., 9.625% Sr. Nts., 3/15/12(8)               400,000        406,000
----------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring,
 Inc., 7.375% Sr. Unsec. Nts., 8/15/05                      400,000        341,500
----------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts.,
 5/15/09(5,6,7)                                              50,000              5
----------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts.,
 4/1/09(8)                                                  100,000        102,250
                                                                       -----------
                                                                         4,666,755

----------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.1%
 Spectrasite Holdings, Inc., 0%/12% Sr. Disc.
 Nts., 7/15/08(9)                                           600,000        222,000
----------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.1%
 Cherokee International LLC, 10.50% Sr. Unsec.
 Sub. Nts., Series B, 5/1/09                                500,000        253,125
----------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.3%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec.
 Sub. Nts., 8/15/08                                         610,000        653,462
----------------------------------------------------------------------------------
 MACHINERY--1.2%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                   215,000        246,444
----------------------------------------------------------------------------------
 Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08                  500,000        543,750
----------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec.
 Sub. Nts., 3/1/08                                          350,000        290,500
----------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(6,7)             800,000        124,000
----------------------------------------------------------------------------------
 International Wire Group, Inc., 11.75% Sr. Sub. Nts.,
 Series B, 6/1/05                                           700,000        640,500
----------------------------------------------------------------------------------
 Joy Global, Inc., 8.75% Sr. Sub. Nts., 3/15/12(8)          100,000        104,250
----------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc.,
 9.625% Sr. Sub. Nts., Series B, 6/15/07                    500,000        463,125
----------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                        300,000        314,250
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                        200,000        211,500
                                                                       -----------
                                                                         2,938,319




13     OPPENHEIMER MULTI-SECTOR INCOME TRUST


STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 MARINE--0.3%
 Navigator Gas Transport plc, 10.50% First Priority Ship
 Mtg. Nts., 6/30/07(8)                                   $  750,000    $   348,750
----------------------------------------------------------------------------------
 Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08              500,000        355,000
                                                                       -----------
                                                                           703,750

----------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.0%
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(6,7)    400,000         90,000
----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.0%
----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.1%
 Avaya, Inc., 11.125% Sr. Sec. Nts., 4/1/09                 100,000         95,500
----------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc.
 Nts., 10/1/07(5,6,7,9)                                     554,000             55
----------------------------------------------------------------------------------
 OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(5,6,7)        250,000        121,250
                                                                       -----------
                                                                           216,805

----------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec.
 Sub. Nts., Series B, 8/1/09                                200,000        218,000
----------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08   300,000        318,000
                                                                       -----------
                                                                           536,000

----------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.1%
 Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(5)             400,000        108,000
----------------------------------------------------------------------------------
 Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(6,7)          300,000         51,000
----------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06(6,7)[EUR]                  500,000         41,676
 11% Sr. Nts., 8/1/09(6,7)                                  600,000         63,000
                                                                       -----------
                                                                           263,676

----------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.6%
 Amkor Technology, Inc., 9.25% Sr. Unsec. Sub.
 Nts., 2/15/08                                              500,000        506,250
----------------------------------------------------------------------------------
 Fairchild Semiconductor Corp.:
 10.375% Sr. Unsec. Nts., 10/1/07                           500,000        533,750
 10.50% Sr. Unsec. Sub. Nts., 2/1/09                        350,000        385,875
                                                                       -----------
                                                                         1,425,875

----------------------------------------------------------------------------------
 MATERIALS--3.4%
----------------------------------------------------------------------------------
 CHEMICALS--1.1%
 Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09      200,000        185,428
----------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc, Zero Coupon
 Sr. Unsec. Disc. Nts., 13.08%, 12/31/09(2)                 500,000        125,000
----------------------------------------------------------------------------------
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(8)     200,000        202,000
----------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Bonds, 12/15/09(8)             200,000        206,000
----------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08(8)                               200,000        197,000
 9.625% Sr. Sec. Nts., Series A, 5/1/07                     100,000         99,250
 9.875% Sec. Nts., Series B, 5/1/07                         400,000        397,000



14     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 CHEMICALS Continued
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(8)        $  200,000    $   208,000
----------------------------------------------------------------------------------
 Pioneer Cos., Inc., 5.538% Sr. Sec. Nts., 12/31/06(5,10)    29,145         19,527
----------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06(6,7)                  200,000         29,000
 12.375% Sr. Sec. Nts., Series B, 7/15/06(6,7)              600,000        549,000
----------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03         525,000        532,875
                                                                       -----------
                                                                         2,750,080

----------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.0%
 Ball Corp.:
 7.75% Sr. Unsec. Nts., 8/1/06                              300,000        312,000
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                         400,000        418,000
----------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sr. Sub. Nts.,
 2/15/12(8)                                                 200,000        210,500
----------------------------------------------------------------------------------
 Packaging Corp. of America, 9.625% Sr. Unsec.
 Sub. Nts., 4/1/09                                          300,000        328,500
----------------------------------------------------------------------------------
 Riverwood International Corp., 10.875% Sr.
 Sub. Nts., 4/1/08                                          400,000        419,000
----------------------------------------------------------------------------------
 Silgan Corp., 9% Sr. Sub. Debs., 6/1/09(8)                 100,000        104,375
----------------------------------------------------------------------------------
 Stone Container Corp.:
 9.25% Sr. Unsec. Nts., 2/1/08                              250,000        268,750
 9.75% Sr. Unsec. Nts., 2/1/11                              400,000        432,000
                                                                       -----------
                                                                         2,493,125

----------------------------------------------------------------------------------
 METALS & MINING--1.2%
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08        400,000        432,000
----------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts.,
 Series B, 5/15/08                                          500,000        352,500
----------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B 10/15/06(6,7)                   500,000        390,000
 12.75% Sr. Sub. Nts. 2/1/03(6,7)                           500,000        117,500
----------------------------------------------------------------------------------
 Metallurg Holdings, Inc., 0%/12.75% Sr.
 Disc. Nts., 7/15/08(9)                                     500,000        253,125
----------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                     200,000        191,000
----------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds,
 Series D, 3/1/09(6,7)                                      250,000         86,250
----------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts.,
 Series B, 5/15/08                                          484,000        516,670
----------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09(8)           200,000        212,000
----------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08           400,000        415,000
                                                                       -----------
                                                                         2,966,045

----------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.1%
 Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11     250,000        249,119
----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.3%
----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
 Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc.
 Nts., Series B, 2/15/08(9)                                 200,000         38,500
----------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09              200,000        143,000
----------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(5,6,7)           300,000          8,250
----------------------------------------------------------------------------------
 Concentric Network Corp., 12.75% Sr. Unsec.
 Nts., 12/15/07(6,7)                                        495,000         72,394
----------------------------------------------------------------------------------
 Focal Communications Corp., 11.875% Sr. Unsec. Nts.,
 Series B, 1/15/10(5)                                        75,000         19,875



15     OPPENHEIMER MULTI-SECTOR INCOME TRUST


STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 Intermedia Communications, Inc.:
 0%/11.25% Sr. Disc. Nts., Series B, 7/15/07(9)          $  100,000    $    73,000
 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(9)              100,000         50,500
 8.50% Sr. Nts., Series B, 1/15/08                          200,000        145,000
----------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec.
 Disc. Nts., 2/15/08(9)                                     900,000         40,500
----------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(9)                       800,000        216,000
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(9)               300,000         64,500
 11% Sr. Unsec. Nts., 3/15/08                               100,000         45,500
----------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts.,
 Series B, 11/15/08(7)                                      200,000         16,000
----------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts.,
 2/15/10(5,6,7)                                             300,000         66,000
----------------------------------------------------------------------------------
 Ntelos, Inc., 13% Sr. Nts., 8/15/10(5)                     500,000        282,500
----------------------------------------------------------------------------------
 Orion Network Systems, Inc., 12.50% Sr. Disc.
 Nts., 1/15/07                                            1,150,000        625,444
----------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(8)                  400,000        402,000
----------------------------------------------------------------------------------
 Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc.
 Nts., 3/15/08(7,9)                                         200,000         69,000
----------------------------------------------------------------------------------
 RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                179,000         52,805
----------------------------------------------------------------------------------
 Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts.,
 Series B, 2/15/10(5,7)                                     400,000         10,000
----------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07(5,6,7)            200,000             20
----------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(5,6,7)         195,000          1,463
----------------------------------------------------------------------------------
 XO Communications, Inc.:
 0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09(7,9)               200,000         21,500
 9% Sr. Unsec. Nts., 3/15/08(6,7)                           250,000         35,000
 10.75% Sr. Unsec. Nts., 11/15/08(7)                        200,000         27,750
                                                                       -----------
                                                                         2,526,501

----------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--3.3%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11     200,000        171,500
----------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09     600,000        381,000
----------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(9)                      550,000        341,000
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(9)              800,000        716,000
----------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875% Sr. Unsec.
 Nts., 7/1/10                                               200,000        187,000
----------------------------------------------------------------------------------
 Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts.,
 10/1/10(9)                                                 300,000        105,000
----------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(9)                200,000         53,500
 12.50% Sr. Nts. 4/15/10                                    400,000        227,000
----------------------------------------------------------------------------------
 Millicom International Cellular SA, 13.50% Sr.
 Disc. Nts., 6/1/06                                         205,000        119,925
----------------------------------------------------------------------------------
 Nextel Communications, Inc., 9.375% Sr.
 Unsec. Nts., 11/15/09                                    1,000,000        702,500
----------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(8)               200,000        227,500
----------------------------------------------------------------------------------
 Orbcomm Global LP (Escrow), 8/15/04                        175,000             --
----------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts.,
 Series B, 5/15/08                                          600,000        498,000
----------------------------------------------------------------------------------
 SBA Communications Corp.:
 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(9)                  1,300,000        799,500
 10.25% Sr. Unsec. Nts., 2/1/09                             500,000        362,500




16     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES Continued
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(9)       $  122,000    $   109,800
 10.625% Sr. Unsec. Sub. Nts., 7/15/10                      800,000        916,000
----------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(9)           400,000        360,000
 10.375% Sr. Sub. Nts., 1/15/11                             500,000        557,500
----------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                       200,000        188,000
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                        100,000         97,250
----------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
 Series B, 11/1/09(9)                                       500,000        335,000
----------------------------------------------------------------------------------
 VoiceStream Wireless Corp., 10.375% Sr. Unsec.
 Nts., 11/15/09                                             554,000        601,090
                                                                       -----------
                                                                         8,056,565

----------------------------------------------------------------------------------
 UTILITIES--1.6%
----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.5%
 AES Corp. (The), 8.75% Sr. Unsec. Unsub. Nts., 6/15/08     250,000        210,000
----------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts.,
 Series B, 12/15/09                                         500,000        518,750
----------------------------------------------------------------------------------
 Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11            1,600,000      1,370,390
----------------------------------------------------------------------------------
 CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07         600,000        651,826
----------------------------------------------------------------------------------
 Edison Mission Energy, 9.875% Sr. Unsec. Nts., 4/15/11     100,000        101,680
----------------------------------------------------------------------------------
 ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds,
 Series B, 12/30/11                                         500,000        490,296
----------------------------------------------------------------------------------
 Fuji JGB Investment LLC, 9.87% Non-Cum. Bonds,
 Series A, 12/31/49(10)                                     140,000        115,783
----------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79% Non-Cum.
 Bonds, Series A, 12/29/49(10)                               85,000         66,609
----------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 7.625% Sr. Unsec.
 Nts., 5/1/06                                               200,000        190,191
                                                                       -----------
                                                                         3,715,525

----------------------------------------------------------------------------------
 WATER UTILITIES--0.1%
 Azurix Corp.:
 10.375% Sr. Unsec. Nts., Series B, 2/15/07                 100,000         90,500
 10.75% Sr. Unsec. Nts., Series B, 2/15/10                  200,000        181,000
                                                                       -----------
                                                                           271,500
                                                                       -----------
                                                                        87,246,769

----------------------------------------------------------------------------------
 STRUCTURED NOTES--0.2%
----------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc./Redwood Capital I Ltd.,
 Catastrophe Linked Bonds, 7.434%, 1/1/03(5,10)             500,000        497,500
                                                                       -----------
 Total Corporate Sector (Cost $100,220,364)                             87,856,854

                                                             SHARES
----------------------------------------------------------------------------------
 INTERNATIONAL SECTOR--23.5%
----------------------------------------------------------------------------------
 COMMON STOCKS--0.0%
----------------------------------------------------------------------------------
 COLT Telecom Group plc, ADR(6)                               7,020         14,180





17     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--3.1%
----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--0.9%
----------------------------------------------------------------------------------
 HOTELS RESTAURANTS & LEISURE--0.2%
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                $  600,000    $   624,000
----------------------------------------------------------------------------------
 MEDIA--0.7%
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts.,
 3/1/12(8)                                                  200,000        208,500
----------------------------------------------------------------------------------
 Diamond Cable Communications plc, 11.75% Sr. Disc.
 Nts., 12/15/05(7)                                          200,000         71,000
----------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(7)           200,000        183,000
----------------------------------------------------------------------------------
 Imax Corp., 7.875% Sr. Nts., 12/1/05                       700,000        532,000
----------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09(9)                        100,000         40,250
 0%/9.875% Sr. Disc. Nts., 4/15/09(9)[GBP]                  200,000        119,499
 11.25% Sr. Nts., 11/1/08                                   700,000        385,000
----------------------------------------------------------------------------------
 United Pan-Europe Communications NV, 0%/13.75% Sr.
 Unsec. Disc. Nts., Series B, 2/1/10(6,7,9)               1,000,000         95,000
                                                                       -----------
                                                                         1,634,249

----------------------------------------------------------------------------------
 CONSUMER STAPLES--0.4%
----------------------------------------------------------------------------------
 FOOD PRODUCTS--0.4%
 Sparkling Spring Water Group Ltd., 11.50% Sr. Sec.
 Sub. Nts., 11/15/07                                        300,000        250,500
----------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.75% Sr. Sub. Nts.,
 4/15/11(5)[GBP]                                            500,000        825,196
                                                                       -----------
                                                                         1,075,696

----------------------------------------------------------------------------------
 ENERGY--0.9%
----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.4%
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08(5)     1,200,000      1,074,000
----------------------------------------------------------------------------------
 OIL & GAS--0.5%
 PDVSA Finance Ltd., 9.375% Sr. Unsec. Nts., 11/15/07(8)    195,000        194,025
----------------------------------------------------------------------------------
 Petroleos Mexicanos:
 9.375% Sr. Unsec. Bonds, 12/2/08                           300,000        333,000
 9.50% Sr. Sub. Nts., 9/15/27                               585,000        647,887
                                                                       -----------
                                                                         1,174,912

----------------------------------------------------------------------------------
 FINANCIALS--0.2%
----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--0.2%
 Eurofima, 7.50% Sr. Unsec. Unsub. Nts., 11/4/02[DEM]       770,000        361,206
----------------------------------------------------------------------------------
 INDUSTRIALS--0.1%
----------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.1%
 Tyco International Group SA, 6.375% Nts., 10/15/11         200,000        159,408
----------------------------------------------------------------------------------
 MARINE--0.0%
 Pacific & Atlantic Holdings, Inc., 10.50% Sec.
 Nts., 12/31/07(8)                                          142,444         57,690
----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--0.1%
----------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
 Flextronics International Ltd., 9.875% Sr. Unsec. Sub.
 Nts., 7/1/10                                               200,000        217,000




18     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 MATERIALS--0.2%
----------------------------------------------------------------------------------
 CHEMICALS--0.0%
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08(5)    $   87,434    $    61,204
----------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.2%
 Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec.
 Nts., 7/15/07(8)                                           250,000        281,250
----------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04(7)          750,000        191,250
                                                                       -----------
                                                                           472,500

----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.2%
----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
 360networks, Inc., 13% Sr. Unsec. Nts.,
 5/1/08(5,6,7)[EUR]                                         600,000             54
----------------------------------------------------------------------------------
 FLAG Telecom Holdings Ltd., 11.625% Sr. Nts.,
 3/30/10(6,7)[EUR]                                          200,000         43,253
----------------------------------------------------------------------------------
 KPNQwest NV, 2.50% Cv. Sr. Unsec. Nts., 3/15/12(5)          56,000          7,000
----------------------------------------------------------------------------------
 NTL Communications Corp., 0%/11.50% Sr. Nts.,
 11/15/09(6,7,9)[EUR]                                       750,000        206,127
                                                                       -----------
                                                                           256,434

----------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.1%
 Microcell Telecommunications, Inc., 0%/12% Sr. Unsec.
 Disc. Nts., 6/1/09(9)                                      500,000        137,500
----------------------------------------------------------------------------------
 UTILITIES--0.1%
----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.1%
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts.,
 Series B, 12/31/20                                         300,000        256,500
----------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--16.0%
----------------------------------------------------------------------------------
 ARGENTINA--0.5%
 Argentina (Republic of) Bonds:
 11.375%, 3/15/10(6,7)                                      765,000        187,425
 11.75%, 6/15/15(7)                                       1,510,000        362,400
----------------------------------------------------------------------------------
 Argentina (Republic of) Bonds, Series 2018,
 3.063%, 6/19/18(7)                                       1,225,744        275,792
----------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 6.017%, 3/31/23(6,7)    235,000        110,450
----------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Bonds, 12.375%,
 2/21/12(6,7)                                               260,000         61,100
----------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Unsub. Nts., 11.75%,
 4/7/09(6,7)                                                610,000        152,500
----------------------------------------------------------------------------------
 Argentina (Republic of) Unsub. Bonds, Series 2031,
 2.79%, 6/19/31(7)                                          318,000         68,370
----------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion
 de Deudas, Series PBA1, 3.257%, 4/1/07(5,7)[ARP]           108,275         15,203
                                                                       -----------
                                                                         1,233,240

----------------------------------------------------------------------------------
 AUSTRIA--1.1%
 Austria (Republic of) Nts., Series EMTN, 5.50%,
 10/20/07[EUR]                                            2,800,000      2,596,249
----------------------------------------------------------------------------------
 Austria (Republic of) Unsub. Nts., 5.25%, 1/4/11[EUR]      110,000         99,121
                                                                       -----------
                                                                         2,695,370

----------------------------------------------------------------------------------
 BELGIUM--1.7%
 Belgium (Kingdom of) Bonds, 5.50%, 3/28/28[EUR]          2,530,000      2,226,892
----------------------------------------------------------------------------------
 Belgium (Kingdom of) Treasury Bills, Zero Coupon, 3.29%,
 7/18/02(2)[EUR]                                          2,360,000      2,111,901
                                                                       -----------
                                                                         4,338,793




19     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 BRAZIL--1.3%
 Brazil (Federal Republic of) Bonds, 8.875%, 4/15/24     $3,604,000    $ 2,387,650
----------------------------------------------------------------------------------
 Brazil (Federal Republic of) Gtd. Disc. Bonds,
 3.063%, 4/15/24(10)                                      1,010,000        733,512
                                                                       -----------
                                                                         3,121,162

----------------------------------------------------------------------------------
 CANADA--0.3%
 Canada (Government of) Bonds, 5.50%, 6/1/09[CAD]         1,040,000        665,191
----------------------------------------------------------------------------------
 COLOMBIA--0.4%
 Colombia (Republic of) Bonds, 10%, 1/23/12                 180,000        172,350
----------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Bonds:
 8.375%, 2/15/27                                            205,000        146,882
 11.75%, 2/25/20                                             25,000         24,925
----------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Nts., 11.375%,
 1/31/08[EUR]                                               695,000        625,169
                                                                       -----------
                                                                           969,326

----------------------------------------------------------------------------------
 DOMINICAN REPUBLIC--0.1%
 Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06     360,000        382,500
----------------------------------------------------------------------------------
 ECUADOR--0.5%
 Ecuador (Republic of) Unsec. Bonds, 5%, 8/15/30(10)      2,025,000      1,169,437
----------------------------------------------------------------------------------
 FRANCE--1.0%
 France (Government of) Obligations Assimilables du
 Tresor Bonds, 5.75%, 10/25/32[EUR]                       1,360,000      1,263,290
----------------------------------------------------------------------------------
 France (Government of) Treasury Bills, Zero Coupon,
 3.36%, 9/5/02(2)[EUR]                                    1,385,000      1,233,533
                                                                       -----------
                                                                         2,496,823

----------------------------------------------------------------------------------
 GERMANY--0.3%
 Germany (Republic of) Bonds:
 5%, 9/13/02[EUR]                                           450,000        407,644
 5.50%, 1/4/31[EUR]                                         290,000        261,241
                                                                       -----------
                                                                           668,885

----------------------------------------------------------------------------------
 GREAT BRITAIN--0.5%
 United Kingdom Treasury Bonds:
 7.75%, 9/8/06[GBP]                                         470,000        751,369
 8%, 12/7/15[GBP]                                           275,000        508,762
                                                                       -----------
                                                                         1,260,131

----------------------------------------------------------------------------------
 GREECE--0.3%
 Greece (Republic of) Sr. Unsub. Bonds:
 4.65%, 4/19/07[EUR]                                        245,000        218,207
 5.90%, 10/22/22[EUR]                                       460,000        417,877
                                                                       -----------
                                                                           636,084

----------------------------------------------------------------------------------
 GUATEMALA--0.1%
 Guatemala (Republic of) Nts., 10.25%, 11/8/11(5)           295,000        332,612




20     OPPENHEIMER MULTI-SECTOR INCOME TRUST


                                                         PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 ITALY--0.1%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro
 Poliennali, 6%, 5/1/31[EUR]                             $   65,000    $    61,032
----------------------------------------------------------------------------------
 Italy (Republic of) Treasury Bonds, Cert Di Credito
 Del Tesoro, Zero Coupon, 3.30%, 7/15/02(2)[EUR]             90,000         80,583
                                                                       -----------
                                                                           141,615

----------------------------------------------------------------------------------
 IVORY COAST--0.1%
 Ivory Coast (Government of) Past Due Interest Bonds,
 Series F, 1.895%, 3/29/18(6,7)[FRF]                      4,569,500        155,361
----------------------------------------------------------------------------------
 MEXICO--0.9%
 United Mexican States Bonds:
 5.01%, 12/31/19[DEM]                                       885,000        357,793
 11.375%, 9/15/16                                           315,000        404,933
----------------------------------------------------------------------------------
 United Mexican States Bonds, Series MTN, 8.30%, 8/15/31    990,000      1,013,265
----------------------------------------------------------------------------------
 United Mexican States Collateralized Fixed Rate Par
 Bonds, Series A, 6.25%, 12/31/19                           400,000        383,000
                                                                       -----------
                                                                         2,158,991

----------------------------------------------------------------------------------
 NEW ZEALAND--0.2%
 New Zealand (Government of) Treasury Bills, Zero Coupon,
 5.18%, 9/18/02(2)[NZD]                                   1,090,000        477,376
----------------------------------------------------------------------------------
 PANAMA--0.3%
 Panama (Republic of) Interest Reduction Bonds,
 4.75%, 7/17/14(10)                                         379,630        345,463
----------------------------------------------------------------------------------
 Panama (Republic of) Past Due Interest Debs.,
 2.625%, 7/17/16(10)                                        366,538        307,892
                                                                       -----------
                                                                           653,355

----------------------------------------------------------------------------------
 PHILIPPINES--0.5%
 Philippines (Republic of) Bonds, 9.375%, 1/18/17           500,000        522,500
----------------------------------------------------------------------------------
 Philippines (Republic of) Unsec. Bonds:
 8.875%, 4/15/08                                            400,000        418,000
 9.875%, 1/15/19                                            320,000        330,800
                                                                       -----------
                                                                         1,271,300

----------------------------------------------------------------------------------
 POLAND--0.5%
 Poland (Republic of) Bonds, Series 1106, 8.50%,
 11/12/06 [PLZ]                                           5,130,000      1,261,349
----------------------------------------------------------------------------------
 PORTUGAL--0.1%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec.
 Unsub. Bonds, 5.85%, 5/20/10[EUR]                          305,000        285,705
----------------------------------------------------------------------------------
 RUSSIA--3.3%
 Russia (Government of) Debs., Series VI, 3%, 5/14/06     3,585,000      2,895,963
----------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28     750,000        917,813
----------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30(10,12)       2,949,750      2,045,467
----------------------------------------------------------------------------------
 Russian Ministry of Finance Debs., 3%, 5/14/08           3,460,000      2,409,025
                                                                       -----------
                                                                         8,268,268



21     OPPENHEIMER MULTI-SECTOR INCOME TRUST


STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 SPAIN--0.3%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado:
 4.25%, 7/30/02(5)[EUR]                                  $  375,000    $   338,541
 5.75%, 7/30/32[EUR]                                        335,000        303,213
                                                                       -----------
                                                                           641,754

----------------------------------------------------------------------------------
 THE NETHERLANDS--0.3%
 Netherlands (Government of) Bonds, 5.50%, 1/15/28[EUR]     450,000        402,454
----------------------------------------------------------------------------------
 Netherlands (Government of) Treasury Bills, Zero Coupon,
 3.36%, 9/30/02(2)[EUR]                                     525,000        466,533
                                                                       -----------
                                                                           868,987

----------------------------------------------------------------------------------
 TURKEY--0.1%
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%,
 1/15/30                                                    115,000        119,888
----------------------------------------------------------------------------------
 Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09    132,000        142,890
                                                                       -----------
                                                                           262,778

----------------------------------------------------------------------------------
 UKRAINE--0.3%
 Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07        840,160        869,041
----------------------------------------------------------------------------------
 VENEZUELA--0.9%
 Venezuela (Republic of) Bonds, 9.25%, 9/15/27              605,000        425,920
----------------------------------------------------------------------------------
 Venezuela (Republic of) Debs., Series DL, 2.875%,
 12/18/07(10)                                             1,814,260      1,505,835
----------------------------------------------------------------------------------
 Venezuela (Republic of) Front-Loaded Interest Reduction
 Bonds, Series B, 3.313%, 3/31/07(10)                       326,183        269,305
                                                                       -----------
                                                                         2,201,060

----------------------------------------------------------------------------------
 LOAN PARTICIPATIONS--0.4%
----------------------------------------------------------------------------------
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts.:
 9.50%, 2/19/03                                             360,000        366,696
 10%, 12/9/02(5)                                            675,000        687,353
                                                                       -----------
                                                                         1,054,049

                                  DATE        STRIKE      CONTRACTS
----------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------
 Euro Call(5,6)                  7/25/02     0.895[EUR]   1,950,000         31,395
----------------------------------------------------------------------------------
 Japanese Yen Call(5,6)          7/29/02    $127.68     225,000,000         28,125
                                                                       -----------
                                                                            59,520

                                                             SHARES
----------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv.,
 Series A(4,5)                                                7,799         46,794




22     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                      MARKET VALUE
                                                              UNITS     SEE NOTE 1
----------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------
 Mexico Value Rts., Exp. 6/30/03(6)                          28,538    $         6
----------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(6,8)    2,800          3,055
----------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05(5,6)                            539          3,503
                                                                       -----------
                                                                             6,564

                                                          PRINCIPAL
                                                             AMOUNT
----------------------------------------------------------------------------------
 STRUCTURED NOTES--4.0%
----------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch),
 US Dollar/Philippine Peso Linked Nts., 12.50%,
 3/15/12[PHP]                                        $   32,130,000        639,807
----------------------------------------------------------------------------------
 Deutsche Bank AG, Brazilian Real Linked Nts., 2.084%,
 2/8/04(10)                                                 965,000        969,632
----------------------------------------------------------------------------------
 Deutsche Bank AG, Colombian Peso Linked Nts., 2.201%,
 4/22/04(10)                                                215,000        215,989
----------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Linked Nts.:
 10%, 5/22/05[IDR]                                    7,105,000,000        623,686
 13%, 5/28/02                                               345,000        373,083
----------------------------------------------------------------------------------
 Deutsche Bank AG, Korean Won, Thai Baht, Philippines
 Peso & Japanese Yen Linked Nts., 8.014%, 6/20/02         1,115,000      1,141,649
----------------------------------------------------------------------------------
 Deutsche Bank AG, Mexican Peso Linked Nts., 1.74%,
 4/9/12(10)                                               1,445,880      1,403,227
----------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuelan Bolivar Linked Nts., 2.33%,
 4/8/04(10)                                                 960,000        962,112
----------------------------------------------------------------------------------
 JPMorgan Chase Bank, EMBI Plus/EMBI Global Linked Bonds,
 1.20%, 4/4/03                                              330,000        329,425
----------------------------------------------------------------------------------
 JPMorgan Chase Bank, EMBI Plus/EMBI Global Linked Nts.,
 1.02%, 3/11/03                                             510,000        516,067
----------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.,
 Turkish Lira/Israeli Shekel Linked Nts.:
 1.77%, 7/10/02                                             480,000        490,330
 1.77%, 7/10/02                                             480,000        483,621
----------------------------------------------------------------------------------
 Salomon Smith Barney, Inc., Chilean Peso Linked Nts.,
 1.79%, 7/10/02                                             480,000        476,496
----------------------------------------------------------------------------------
 Standard Chartered Bank, Polish Zloty Linked Nts.,
 9.60%, 7/26/02[PLZ]                                      1,856,000        467,031
----------------------------------------------------------------------------------
 UBS AG, Australian Dollar Property Index Linked Nts.,
 7%, 7/30/02[AUD]                                         1,550,000        897,393
                                                                       -----------
                                                                         9,989,548
                                                                       -----------
 Total International Sector (Cost $60,454,713)                          58,219,448

----------------------------------------------------------------------------------
 ASSET-BACKED SECTOR--60.2%
----------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--2.6%
----------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp.,
 Home Equity Loan Pass-Through Certificates,
 Series 2001-D, Cl. M2, 3.61%, 11/15/32(5,10)             2,400,000      2,372,250
----------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program,
 Credit Card Asset-Backed Certificates,
 Series 2002-B, Cl. FX, 10.421%, 3/22/07(5)                1,000,000      1,015,000
----------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract,
 Commercial Mtg. Pass-Through Certificates,
 Series 2001-B, Cl. A4, 5.27%, 9/15/18                    2,000,000      1,973,125
----------------------------------------------------------------------------------
 Principal Residential Mortgage Capital Resources
 Trust, Real Estate Mtg. Investment Conduit
 Participation Certificates, Series 2000-1,
 Cl. B, 3.508%, 6/20/05(5,10)                             1,000,000        993,750
                                                                       -----------
                                                                         6,354,125


23     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 GOVERNMENT AGENCY--47.5%
----------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--47.2%
 Federal Home Loan Mortgage Corp., 12%, 5/1/10 - 6/1/15  $  437,013    $   507,964
----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Multiclass Pass-Through Certificates,
 Series 2430, Cl. ND, 6.50%, 1/15/31                      5,000,000      5,089,063
----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Participation Certificates, Series
 1331, Cl. Z, 8%, 4/15/07                                 1,059,131      1,085,270
----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Pass-Through Certificates, Series
 2054, Cl. TE, 6.25%, 4/15/24                               534,000        546,015
----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 194, Cl. IO, (1.319)%, 4/1/28(13)                 1,187,116        274,335
 Series 197, Cl. IO, 5.211%, 4/1/28(13)                   3,397,910        855,848
 Series 199, Cl. IO, 1.393%, 8/1/28(13)                   8,223,916      1,878,651
 Series 202, Cl. IO, 2.459%, 4/1/29(13)                  28,985,874      6,933,965
 Series 208, Cl. IO, 0.016%, 6/1/30(13)                   3,399,826        653,404
----------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 5/25/32(11)                                         12,400,000     12,252,812
 6.50%, 5/25/32(11)                                      66,000,000     66,784,080
 6.50%, 1/1/29(1)                                         7,990,656      8,113,153
 7%, 5/25/32(11)                                          7,000,000      7,220,920
 7%, 9/1/29 - 12/1/29                                     1,793,076      1,851,941
 7.50%, 6/1/10 - 9/1/29                                   2,044,243      2,142,263
 11%, 7/1/16                                                187,103        210,784
 13%, 6/1/15                                                365,034        431,361
                                                                       -----------
                                                                       116,831,829

----------------------------------------------------------------------------------
 GNMA/GUARANTEED--0.3%
 Government National Mortgage Assn.:
 6.75%, 7/20/27                                              86,115         88,712
 7%, 1/15/28 - 3/15/28                                      473,871        491,357
 11%, 10/20/19                                              116,423        133,836
 12%, 11/20/13 - 9/20/15                                    121,339        141,852
                                                                       -----------
                                                                           855,757

----------------------------------------------------------------------------------
 PRIVATE--10.1%
----------------------------------------------------------------------------------
 COMMERCIAL--5.0%
 Asset Securitization Corp., Commercial Mtg.
 Pass-Through Certificates:
 Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                 1,500,000      1,498,008
 Series 1997-D4, Cl. B2, 7.525%, 4/14/29                  2,000,000      1,582,031
----------------------------------------------------------------------------------
 Capital Lease Funding Securitization LP, Interest-Only
 Corporate-Backed Pass-Through Certificates,
 Series 1997-CTL1, 11.012%,  6/22/24(5,13)                9,840,317        298,285
----------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp.,
 Interest-Only Stripped Mtg.-Backed Security,
 Series 1996-C1, Cl. X-2, 51.999%,  12/25/20(5,13)        3,962,343          2,476
----------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg.
 Pass-Through Certificates, Series 1997-CHL1, Cl. C,
 8.126%, 7/25/06(5,10)                                      800,000        781,000





24     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------
 COMMERCIAL Continued
 First Union-Lehman Brothers Commercial Mortgage Trust,
 Commercial Mtg. Pass-Through Certificates,
 Series 1997-C2, Cl. F,  7.50%, 9/18/15                 $   600,000   $    480,844
----------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc.,
 Interest-Only Stripped Mtg.-Backed Security
 Pass-Through Certificates, Series 1997-C1,
 Cl. X, 8.357%, 7/15/27(13)                               2,981,758        192,882
----------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Mtg.
 Pass-Through Certificates, Series 1998-C1,
 Cl. F, 7.221%, 5/15/30(10)                               2,000,000      1,865,070
----------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Commercial Mtg.
 Pass-Through Certificates, Series 1996-MC2,
 Cl. F, 5.75%, 12/21/26                                   1,600,000      1,361,500
----------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC,
 Commercial Mtg. Pass-Through Certificates,
 Series PRU-HTG 2000-C1, Cl. A2,  7.306%, 10/6/15         3,700,000      3,885,000
----------------------------------------------------------------------------------
 Strategic Hotel Capital, Inc., Commercial Mtg.
 Obligations, Series 2001-SCH1,
 Cl. E, 4.06%, 4/17/06(5,10)                                498,957        469,643
                                                                       -----------
                                                                        12,416,739

----------------------------------------------------------------------------------
 RESIDENTIAL--5.1%
 Lehman Structured Securities Corp., Collateralized Mtg.
 Obligations, Series 2001-GE4, Cl. A, 6.542%, 10/25/30    1,228,528      1,197,048
----------------------------------------------------------------------------------
 PNC Mortgage Securities Corp., Collateralized Mtg.
 Obligations Pass-Through Certificates,
 Series 1998-11, Cl. 1A5, 6.50%, 11/25/28                10,000,000     10,046,800
----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc.,
 Commercial Mtg. Pass-Through Certificates,
 Series 1996-B, Cl. 1, 7.039%, 4/25/26(5,10)              1,052,517        776,231
----------------------------------------------------------------------------------
 Structured Asset Securities Corp. NIM Trust,
 Collateralized Mtg. Obligations, Series 2001-1,
 Cl. A, 7.50%, 7/25/30(5)                                   475,273        471,709
                                                                       -----------
                                                                        12,491,788
                                                                       -----------
 Total Asset-Backed Sector (Cost $149,286,126)                         148,950,238

----------------------------------------------------------------------------------
 MONEY MARKET SECTOR--7.7%
----------------------------------------------------------------------------------
 SHORT-TERM NOTES--0.7%
 Cooperative Assn. of Tractor Dealers, Inc., Series B,
 1.83%, 6/10/02                                           1,000,000        997,967
----------------------------------------------------------------------------------
 Wyeth, 1.92%, 6/18/02                                    1,000,000        997,440
                                                                       -----------
                                                                         1,995,407

----------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--7.0%
 Repurchase agreement with Banc One Capital Markets,
 Inc., 1.83%, dated 4/30/02, to be repurchased at
 $17,216,875 on 5/1/02, collateralized by U.S. Treasury
 Bonds, 6.625%--7.25%, 5/15/16--2/15/27, with a value
 of $2,438,528 and U.S. Treasury Nts., 3.375%--7%,
 3/31/03--8/15/09, with a value of $15,140,197           17,216,000     17,216,000
                                                                       -----------
 Total Money Market Sector (Cost $19,211,407)                           19,211,407
----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $346,190,852)              133.3%   330,057,939
----------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                        (33.3)   (82,494,108)
                                                       ---------------------------
 NET ASSETS                                                   100.0%  $247,563,831
                                                       ===========================



25     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



FOOTNOTES TO STATEMENT OF INVESTMENTS
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP Argentine Peso
AUD Australian Dollar
GBP British Pound Sterling
CAD Canadian Dollar
EUR Euro
FRF French Franc
DEM German Mark
IDR Indonesian Rupiah
NZD New Zealand Dollar
PHP Philippines Peso
PLZ Polish Zloty
1. Securities with an aggregate market value of $9,170,521 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
2. Zero coupon bond reflects effective yield on the date of purchase.
3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
4. Interest or dividend is paid-in-kind.
5. Identifies issues considered to be illiquid or restricted--See Note 9 of Notes to Financial Statements. 6. Non-income producing security.
7. Issuer is in default.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,221,744 or 5.74% of the Fund's net assets as of April 30, 2002.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Represents the current interest rate for a variable or increasing rate security.
11. When-issued security to be delivered and settled after April 30, 2002.
12. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                       PRINCIPAL (000S)  EXPIRATION   EXERCISE    PREMIUM   MARKET VALUE
                        SUBJECT TO CALL        DATE      PRICE   RECEIVED     SEE NOTE 1
----------------------------------------------------------------------------------------
 Russian Federation Unsub. Nts.,
 5%, 3/31/30                     $2,950     5/14/02     50.00%    $93,810       $580,781

13. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




26     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
----------------------------------------------------------------------------------


 April 30, 2002
----------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------
 Investments, at value (cost $346,190,852) -- see accompanying
 statement                                                           $ 330,057,939
----------------------------------------------------------------------------------
 Cash-- foreign currencies (cost $1,900)                                     1,445
----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                      44,442
----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                              4,202,137
 Investments sold                                                        1,214,065
 Daily variation on futures contracts                                       77,877
 Other                                                                       6,037
                                                                     -------------
 Total assets                                                          335,603,942

==================================================================================
 LIABILITIES
----------------------------------------------------------------------------------
 Bank overdraft                                                             53,930
----------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                      75,518
----------------------------------------------------------------------------------
 Options written, at value (premiums received $93,810)                     580,781
----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $85,627,759 purchased on a
 when-issued basis)                                                     87,038,962
 Closed foreign currency contracts                                         121,542
 Trustees' compensation                                                     65,451
 Shareholder reports                                                        51,476
 Management and administrative fees                                         10,932
 Swap contract                                                               1,263
 Other                                                                      40,256
                                                                     -------------
 Total liabilities                                                      88,040,111

==================================================================================
 NET ASSETS                                                           $247,563,831
                                                                     =============

----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------
 Par value of shares of beneficial interest                              $ 292,426
----------------------------------------------------------------------------------
 Additional paid-in capital                                            307,549,885
----------------------------------------------------------------------------------
 Overdistributed net investment income                                  (1,420,274)
----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                          (42,537,306)
----------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                     (16,320,900)
                                                                     -------------
 NET ASSETS -- applicable to 29,242,576 shares of beneficial
 interest outstanding                                                 $247,563,831
                                                                     =============

==================================================================================
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE
 PER SHARE                                                                   $8.47
                                                                     =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




27     OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF OPERATIONS  Unaudited
----------------------------------------------------------------------------------


 For the Six Months Ended April 30, 2002
==================================================================================
 INVESTMENT INCOME
----------------------------------------------------------------------------------
 Interest (net of foreign withholding taxes of $4,375)                $ 10,559,433
----------------------------------------------------------------------------------
 Dividends                                                                 227,888
                                                                      ------------
 Total income                                                           10,787,321

==================================================================================
 EXPENSES
----------------------------------------------------------------------------------
 Management fees                                                           791,041
----------------------------------------------------------------------------------
 Shareholder reports                                                        43,739
----------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                35,089
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                              26,526
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                25,146
----------------------------------------------------------------------------------
 Trustees' compensation                                                      5,984
----------------------------------------------------------------------------------
 Accounting service fees                                                     4,000
----------------------------------------------------------------------------------
 Other                                                                       5,579
                                                                      ------------
 Total expenses                                                            937,104
 Less reduction to custodian expenses                                       (2,648)
                                                                      ------------
 Net expenses                                                              934,456

==================================================================================
 NET INVESTMENT INCOME                                                   9,852,865

----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                  (5,042,072)
 Closing of futures contracts                                             (567,694)
 Closing and expiration of option contracts written                         34,771
 Foreign currency transactions                                          (1,417,056)
                                                                      ------------
 Net realized loss                                                      (6,992,051)

----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                             9,788,656
 Translation of assets and liabilities denominated in foreign currencies   861,562
                                                                      ------------
 Net change                                                             10,650,218
                                                                      ------------
 Net realized and unrealized gain                                        3,658,167


==================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $13,511,032
                                                                      ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




28    OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------


                                                         SIX MONTHS           YEAR
                                                              ENDED          ENDED
                                                     APRIL 30, 2002    OCTOBER 31,
                                                         (UNAUDITED)          2001
===================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------
 Net investment income                                $   9,852,865   $ 22,602,538
-----------------------------------------------------------------------------------
 Net realized loss                                       (6,992,051)    (7,951,443)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)    10,650,218     (4,900,186)
                                                      -----------------------------
 Net increase in net assets resulting from operations    13,511,032      9,750,909

===================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
 Dividends from net investment income                   (10,576,185)   (22,861,344)
-----------------------------------------------------------------------------------
 Tax return of capital distribution                              --       (959,803)

===================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
 Proceeds from shares issued to shareholders
 in reinvestment of dividends                               462,675        607,802

===================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------
 Total increase (decrease)                                3,397,522    (13,462,436)
-----------------------------------------------------------------------------------
 Beginning of period                                    244,166,309    257,628,745
                                                      -----------------------------
 End of period (including overdistributed net
 investment income of $1,420,274 and $696,954,
 respectively)                                         $247,563,831   $244,166,309
                                                      =============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




29     OPPENHEIMER MULTI-SECTOR INCOME TRUST

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------


                                         SIX MONTHS                                              YEAR
                                              ENDED                                             ENDED
                                     APRIL 30, 2002                                          OCT. 31,
                                        (UNAUDITED)      2001      2000      1999      1998      1997
======================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 8.37    $ 8.85    $ 9.45    $ 9.82    $10.61   $ 10.52
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .34       .78(1)    .86       .87       .79       .89
 Net realized and unrealized gain (loss)        .12      (.44)(1)  (.62)     (.43)     (.75)      .08
                                             ---------------------------------------------------------
 Total income from investment operations        .46       .34       .24       .44       .04       .97
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income          (.36)     (.79)     (.68)     (.81)     (.78)     (.88)
 Tax return of capital distribution              --      (.03)     (.16)       --      (.05)       --
                                             ---------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.36)     (.82)     (.84)     (.81)     (.83)     (.88)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $8.47     $8.37     $8.85     $9.45     $9.82    $10.61
                                             =========================================================
 Market value, end of period                  $8.15     $8.08     $7.88     $8.06     $9.38    $10.13
                                             =========================================================


======================================================================================================
 TOTAL RETURN, AT MARKET VALUE(2)              5.63%    12.79%     6.93%    (6.64)%    0.17%    11.40%
------------------------------------------------------------------------------------------------------

======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $247,564  $244,166  $257,629  $275,181  $285,907  $308,972
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $245,543  $251,362  $269,849  $285,213  $304,773  $308,712
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                         8.09%     8.99%(1)  9.27%     8.86%     7.56%     8.42%
 Expenses                                      0.77%     0.75%     0.84%     1.03%     1.01%(4)  0.99%(4)
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         34%      133%      104%      159%      402%      259%



1. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $ .79
Net realized and unrealized loss         (.45)
Net investment income ratio              9.19%
2. Assumes a $1,000 hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


30     OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of April 30, 2002, the market value of these securities comprised 4.24% of the Fund's net assets and resulted in unrealized gains in the current period of $147,914. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such transactions while remaining substantially fully invested. As of April 30, 2002, the Fund had entered into net outstanding when-issued transactions of $85,627,759.



31     OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2002, securities with an aggregate market value of $5,743,898, representing 2.32% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its


32     OPPENHEIMER MULTI-SECTOR INCOME TRUST
 taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $38,948,586. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            EXPIRING
            --------------------------
               2003        $ 7,982,990
               2006          1,509,541
               2007         11,561,894
               2008          5,440,197
               2009          5,461,913
                           -----------
              Total        $31,956,535
                           ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $2,898 and payments of $13,676 were made to retired trustees, resulting in an accumulated liability of $64,557 as of April 30, 2002.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.



33     OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------




================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED APRIL 30, 2002   YEAR ENDED OCTOBER 31, 2001
                                           SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------
 Net increase from dividends reinvested    55,092      $462,675         71,416       $607,802


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $104,115,830 and $117,930,638, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.65% on the Fund's average annual net assets.

--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred. Effective January 1, 2002, the Fund no longer pays accounting service fees.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.



34     OPPENHEIMER MULTI-SECTOR INCOME TRUST

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of April 30, 2002, the Fund had outstanding foreign currency contracts as follows:

                                             CONTRACT
                            EXPIRATION         AMOUNT VALUATION AS OF   UNREALIZED    UNREALIZED
 CONTRACT DESCRIPTION            DATES         (000S)  APRIL 30, 2002 APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Canadian Dollar (CAD)         4/17/03        510 CAD       $ 322,500      $ 2,853      $    --
 Euro (EUR)                    5/8/02-
                               5/13/02      7,365 EUR       6,633,700       34,987       10,996
 Japanese Yen (JPY)            5/8/02-
                               4/30/03  1,061,645 JPY       8,395,818        6,602       15,932
                                                                           ---------------------
                                                                            44,442       26,928
                                                                           ---------------------
 CONTRACTS TO SELL
 Australian Dollar (AUD)       4/15/03      1,645 AUD         862,179           --        5,602
 British Pound Sterling (GBP)  7/5/02-
                              10/28/02      1,065 GBP       1,541,997           --       17,980
 Euro (EUR)                    5/5/03       4,275 EUR       3,825,014           --       23,150
 Japanese Yen (JPY)            5/2/03     126,720 JPY       1,012,545           --        1,858
                                                                           ---------------------
                                                                                --       48,590
                                                                           ---------------------
 Total Unrealized Appreciation and Depreciation                            $44,442      $75,518
                                                                           =====================


================================================================================
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.



35     OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 6. FUTURES CONTRACTS Continued
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of April 30, 2002, the Fund had outstanding futures contracts as follows:

                                                                                       UNREALIZED
                                         EXPIRATION    NUMBER OF  VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                         DATES    CONTRACTS   APRIL 30, 2002  (DEPRECIATION)
-------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 DAX Index                                  6/21/02            4      $   456,002        $  1,918
 FTSE 100 Index                             6/21/02            1           75,299              14
 Japan (Government of) Bonds, 10 yr.        6/11/02            1        1,079,673           9,235
 NASDAQ 100 Index                           6/20/02           10        1,280,000          16,300
 Nikkei 225 Index                           6/13/02            2          116,200              (3)
 U.S. Long Bonds                            6/19/02          153       15,653,813         352,531
 U.S. Treasury Nts., 2 yr.                  6/27/02           65       13,592,109           5,219
 U.S. Treasury Nts., 10 yr.                 9/19/02           63        6,568,734         (18,703)
                                                                                      -----------
                                                                                          366,511
                                                                                      -----------
 CONTRACTS TO SELL
 Australian (Commonwealth of) Bonds, 10 yr. 6/17/02           15          797,165         (18,076)
 Euro-Bundesobligation                       6/6/02           25        2,387,464           1,868
 United Kingdom Long Gilt                   6/26/02            2          326,202            (290)
 U.S. Treasury Nts., 5 yr.                  6/19/02           26        2,757,219         (27,625)
 U.S. Treasury Nts., 10 yr.                 6/19/02           13        1,372,313              --
                                                                                      -----------
                                                                                          (44,123)
                                                                                      -----------
                                                                                         $322,388
                                                                                      ===========



36     OPPENHEIMER MULTI-SECTOR INCOME TRUST

================================================================================
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2002 was as follows:

                                        CALL OPTIONS
-----------------------------------------------------
                     PRINCIPAL (000S)/
                             NUMBER OF     AMOUNT OF
                             CONTRACTS      PREMIUMS
-----------------------------------------------------
 Options outstanding as of
 October 31, 2001                4,800     $  26,666
 Options written               969,703       379,967
 Options closed or expired    (964,155)     (166,801)
 Options exercised              (7,398)     (146,022)
                              -----------------------
 Options outstanding as of
 April 30, 2002                  2,950     $  93,810
                              =======================




37     OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 8. CREDIT SWAP TRANSACTIONS
 The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. The Fund enters into swaps only on securities it owns. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

 As of April 30, 2002, the Fund had entered into the following credit swap agreements:


                                      EXPIRATION    NUMBER OF  VALUATION AS OF    UNREALIZED
 CONTRACT DESCRIPTION                       DATE    CONTRACTS   APRIL 30, 2002  DEPRECIATION
---------------------------------------------------------------------------------------------
 J.P. Morgan Chase Bank, Jordon
 (Kingdom of ) Credit Nts.                6/6/06      175,000          $(1,263)      $1,263


================================================================================
 9. ILLIQUID OR RESTRICTED SECURITIES
 As of April 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2002 was $16,412,054, which represents 6.63% of the Fund's net assets, of which $15,780 is considered restricted. Information concerning restricted securities is as follows:


                                 ACQUISITION               VALUATION AS OF    UNREALIZED
 SECURITY                               DATE         COST   APRIL 30, 2002  APPRECIATION
----------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Aurora Foods, Inc.                  9/18/00          $--          $15,780      $15,780



38     OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE FUND  Unaudited
--------------------------------------------------------------------------------



================================================================================
 Oppenheimer Multi-Sector Income Trust (the Fund) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Fund's secondary investment objective is capital appreciation. In seeking its objectives under normal market conditions, the Fund may invest any percentage of its assets in at least three of the following seven fixed-income sectors:
 U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation may be considerations in the allocation of assets among such sectors. The Fund can invest in a number of different kinds of "derivative investments" and can also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. Although, the Fund is not required to invest in any of these types of securities at all times. The investment advisor to the Fund is OppenheimerFunds, Inc. (the Manager).
   The Portfolio Managers of the Fund are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Advisor and Mr. Wong is Vice President of the Advisor and the Fund. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Fund's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which we was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's Portfolio Managers with support in managing the Fund's portfolio.

================================================================================
 DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN. Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Fund (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Fund will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.
    Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Fund for payment of the Distribution in additional Shares at the greater of the Fund's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the



39     OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE FUND   Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Fund.
    Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.
    Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.
    There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Fund. There are no brokerage charges for Shares issued directly by the Fund. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.
    The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Fund. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
 Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

--------------------------------------------------------------------------------
 SHAREHOLDER INFORMATION. The Shares are traded on the NYSE. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenMlti." The Fund's NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Fund is generally published each Monday in THE WALL STREET Journal and each Sunday in THE NEW YORK TIMES and each Saturday in BARRON'S, and other newspapers in a table called "Closed-End Bond Funds."


40     OPPENHEIMER MULTI-SECTOR INCOME TRUST

SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------


================================================================================
 On May 3, 2003, a special shareholder meeting was held at which the four Trustees identified below were elected and the selection of KPMG LLP as the independent certified public accountants and auditors of the Fund for the fiscal year beginning November 1, 2001 was ratified (Proposal No. 1) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

 NOMINEE/PROPOSAL                      FOR      WITHHELD            TOTAL
----------------------------------------------------------------------------------------
 TRUSTEES
 Phillip A. Griffiths       23,421,956.195   343,067.220   23,765,023.415
 Elizabeth B. Moynihan      23,419,603.023   345,420.392   23,765,023.415
 John V. Murphy             23,412,930.232   352,093.183   23,765,023.415
 Donald W. Spiro            23,419,649.221   345,374.194   23,765,023.415

                                       FOR       AGAINST          ABSTAIN           TOTAL
-----------------------------------------------------------------------------------------
 Proposal No. 1             23,444,589.154   145,000.819      175,433.442  23,765,023.415



41      OPPENHEIMER MULTI-SECTOR INCOME TRUST

OPPENHEIMER MULTI-SECTOR INCOME TRUST
--------------------------------------------------------------------------------




================================================================================
 OFFICERS AND TRUSTEES  Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees John V. Murphy, Trustee and President
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Clayton K. Yeutter, Trustee
                        Arthur P. Steinmetz, Vice President
                        Caleb Wong, Vice President
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary


================================================================================
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.


================================================================================
 TRANSFER AGENT AND     Shareholder Financial Services, Inc.
 REGISTRAR


================================================================================
 CUSTODIAN OF           The Bank of New York
 PORTFOLIO SECURITIES


================================================================================
 INDEPENDENT AUDITORS   KPMG LLP


================================================================================
 LEGAL COUNSEL          Mayer, Brown, Rowe and Maw

                        For more information about Oppenheimer Multi-Sector Income Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor.

                        The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018



[COPYRIGHT MARK]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


42     OPPENHEIMER MULTI-SECTOR INCOME TRUST

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
                      THIS PAGE INTENTIONALLY LEFT BLANK.

[GRAPHIC OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
Distributor, Inc.


RS0680.001.0402    June 28, 2002